FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 228,538,857	S/ 226,165,509
Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		189,938,486	188,006,599
Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,020,681	12,144,089
United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,461,660	10,422,208
Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,428,143	5,661,926
Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,530,577	3,562,281
Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		301,564	1,320,384
Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		606,041	575,135
Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		461,532	450,237
Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		154,103	176,523
France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		315,004	352,043
Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		624,696	1,045,413
United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		384,942	305,522
Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		236,581	117,563
Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		36,992	82,308
Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,359	70,521
Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		460,531	278,702
Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,534,965	1,594,055
Financial Assets at Amortized Cost [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		184,713,661	188,932,487
Financial Assets at Amortized Cost [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		163,235,790	167,378,965
Financial Assets at Amortized Cost [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,609,164	10,808,527
Financial Assets at Amortized Cost [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,464,455	1,799,795
Financial Assets at Amortized Cost [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,939,155	4,073,211
Financial Assets at Amortized Cost [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,629,984	2,287,020
Financial Assets at Amortized Cost [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		121,301	1,123,155
Financial Assets at Amortized Cost [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		195,420	132,132
Financial Assets at Amortized Cost [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		389,002	402,303
Financial Assets at Amortized Cost [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		29,760	34,449
Financial Assets at Amortized Cost [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,569	28,841
Financial Assets at Amortized Cost [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,020	7,020
Financial Assets at Amortized Cost [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		53,576	16,017
Financial Assets at Amortized Cost [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,721	88,723
Financial Assets at Amortized Cost [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		166	175
Financial Assets at Amortized Cost [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,247	31,483
Financial Assets at Amortized Cost [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		293,096	51,758
Financial Assets at Amortized Cost [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		719,235	668,913
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,970,324	5,678,060
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,601,757	1,257,305
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	550,271	588,484
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	736,813	839,762
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,692,862	894,043
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	310,247	622,346
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	11,837	3,091
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	14,040	16,561
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4,166	383
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	31,772	38,413
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	168,648	163,577
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	617,676	1,038,393
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	64,738	93,717
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	23,356	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	4,705	4
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	74,709	80,611
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	62,727	41,370
At Fair Value Through Profit for Loss Designated at Inception [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		810,932	768,801
At Fair Value Through Profit for Loss Designated at Inception [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,333	328
At Fair Value Through Profit for Loss Designated at Inception [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		258	450,160
At Fair Value Through Profit for Loss Designated at Inception [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	6,359
At Fair Value Through Profit for Loss Designated at Inception [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	40,811
At Fair Value Through Profit for Loss Designated at Inception [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	7,584
At Fair Value Through Profit for Loss Designated at Inception [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	1,978
At Fair Value Through Profit for Loss Designated at Inception [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	10,126
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		809,341	251,455
At Fair Value Through Other Comprehensive Income Investments [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	37,043,940	30,786,161
At Fair Value Through Other Comprehensive Income Investments [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	25,099,606	19,370,001
At Fair Value Through Other Comprehensive Income Investments [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	861,246	747,078
At Fair Value Through Other Comprehensive Income Investments [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	7,260,134	7,332,491
At Fair Value Through Other Comprehensive Income Investments [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	796,126	688,313
At Fair Value Through Other Comprehensive Income Investments [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	590,346	652,915
At Fair Value Through Other Comprehensive Income Investments [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	168,426	194,138
At Fair Value Through Other Comprehensive Income Investments [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	396,581	385,631
At Fair Value Through Other Comprehensive Income Investments [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	68,364	47,551
At Fair Value Through Other Comprehensive Income Investments [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	92,571	103,661
At Fair Value Through Other Comprehensive Income Investments [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	136,787	152,041
At Fair Value Through Other Comprehensive Income Investments [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	266,628	193,810
At Fair Value Through Other Comprehensive Income Investments [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	198,504	28,840
At Fair Value Through Other Comprehensive Income Investments [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	32,121	82,129
At Fair Value Through Other Comprehensive Income Investments [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	40,112	39,038
At Fair Value Through Other Comprehensive Income Investments [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	92,726	136,207
At Fair Value Through Other Comprehensive Income Investments [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	S/ 943,662	S/ 632,317

[1]	It includes non-trading investments that did not pass SPPI test.
[2]	OCI: Other comprehensive income.